Supplement dated November 16, 2015 to the prospectus dated May 1, 2015
Prospectus Form #
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity/ RAVA 5 Select® Variable Annuity/ RAVA 5 Access® Variable Annuity	S-6594 D (5/15)	S-6595 D (5/15)
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.
Commencing with RAVA 5 Access® Variable Annuity contract applications signed on or after November 16, 2015, SecureSource 4, SecureSource 4 NY, SecureSource 4 Plus, SecureSource 4 Plus NY and Accumulation Protector Benefit riders are no longer available for sale.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594 – 13 A (11/15)
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